Revenue recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Unearned Revenue	The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. If revenue has not yet been recognized, a contract or deposit liability (unearned revenue) is recorded.

Unearned Revenue
December 31, 2021	$1,630
Change, net	3

March 31, 2022	$1,633

Starry, Inc [Member]
Schedule of Unearned Revenue	Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. If revenue has not yet been recognized, a contract or deposit liability (unearned revenue) is recorded.

Unearned Revenue
December 31, 2020	$1,169
Change	461

December 31, 2021	$1,630